As filed with the Securities and Exchange Commission on March 14, 2011
Securities Act File No. 333-141582
Investment Company Act File No. 811-22041

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 9	☑
GABELLI 787 FUND, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Peter D. Goldstein	Michael R. Rosella, Esq.
Gabelli 787 Fund, Inc.	Paul, Hastings, Janofsky & Walker LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022
     It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b);or

☑	on March 14, 2011, pursuant to paragraph (b);or

☐	60 days after filing pursuant to paragraph (a)(1);or

☐	on ____________, pursuant to paragraph (a)(1);or

☐	75 days after filing pursuant to paragraph (a)(2);or

☐	on ________ pursuant to paragraph (a)(2) of Rule 485.
     If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI 787 FUND, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye and State of New York, on the 14th day of March 2011.

GABELLI 787 FUND, INC.
By:	/s/ Bruce N. Alpert
Bruce N. Alpert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bruce N. Alpert Bruce N. Alpert	President and Principal Executive Officer	March 14, 2011

/s/ Agnes Mullady Agnes Mullady	Principal Financial Officer and Treasurer	March 14, 2011

Anthony J. Colavita * Anthony J. Colavita	Director	March 14, 2011

James P. Conn * James P. Conn	Director	March 14, 2011

Vincent D. Enright * Vincent D. Enright	Director	March 14, 2011

Arthur V. Ferrara * Arthur V. Ferrara	Director	March 14, 2011

Kuni Nakamura * Kuni Nakamura	Director	March 14, 2011

Regina Pitaro * Regina Pitaro	Director	March 14, 2011

Salvatore J. Zizza * Salvatore J. Zizza	Director	March 14, 2011

*By:	/s/ Bruce N. Alpert Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase